Note 21 - Assets Classified as Held for Sale	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]
21.	Assets classified as held for sale

		As at June 30			As at March 31
(US dollars in thousands)	% Owned	2021	2020	2019	2019
Caret, LLC (formerly Innovative Solar Ventures I, LLC)	50%	-	4,080	13,530	13,530
Total		-	4,080	13,530	13,530

The Company’s portfolio of U.S. solar projects was held through 50% ownership in the ISS Joint Venture until June 29, 2021. On June 30, 2021, the Company acquired the remaining 50% of the ISS Joint Venture from Innovative Solar Systems, LLC, and accordingly the existing book value of joint venture assets held for sale have been derecognized and included in the acquisition accounting consideration, leaving nil balance in assets held for sale on June 30, 2021.

During the year ended March 31, 2019, the Company made the decision to sell its portfolio of U.S. solar projects and accordingly, the investment had been reclassified to current assets as assets held for sale. Assets classified as held for sale are included within the Solar Development segment in Note 4.2.

Reconciliation of the ISS Joint Venture investment is as follows:

	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
Capital commitment	-	15,044	15,044	15,044
Commission credit	-	(770)	(770)	(770)
Discontinued projects	-	(2,079)	(847)	(847)
Acquisition costs	-	110	103	103
Net assets	-	12,305	13,530	13,530

Allocation of the net book value of the equity accounted investment in the ISS Joint Venture, between current assets held for sale, and non-current investments (as disclosed in Note 16), until acquisition and consolidation on June 30, 2021, was as follows:

	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
Assets classified as held for sale	-	4,080	13,530	13,530
Investments accounted for using the equity method	-	8,225	-	-
Net assets	-	12,305	13,530	13,530

The table below provides summarized financial information for the ISS Joint Venture. The information disclosed reflects the amounts presented in the financial statements of ISS Joint Venture, amended to reflect adjustments made by the Company when using the equity method, including fair value adjustments and modifications for differences in accounting policy. The summarized financial information for the ISS Joint Venture does not represent the Company’s share of those amounts.

	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
Current assets	-	2	1,187	1,187
Non-current assets	-	23,277	27,107	27,107
Net assets	-	23,279	28,294	28,294

Reconciliation to carrying amounts of the ISS Joint Venture (including amounts disclosed within Investments, see Note 16):

	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
Opening net assets	24,390	28,294	28,294	28,294
Commission credit	-	(1,546)	-	1,514
Commission credit on abandonments	-	144	-	-
Sundry income	-	90	-	-
Project swaps	-	-	-	281
Abandoned projects	(13,900)	(2,592)	-	(1,795)
Acquisition of controlling interest	(10,490)	-	-	-
Net assets	-	24,390	28,294	28,294
VivoPower share in %	N/A	50%	50%	50%
VivoPower share in $ (excluding funding obligation)	-	12,195	14,148	14,148
Commission credit	-	-	(721)	(721)
Acquisition costs	-	110	103	103
Net Assets	-	12,305	13,530	13,530